Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Templeton Global Smaller Companies Fund
Entity Central Index Key	0000350900
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Global Smaller Companies Fund
Class Name	Class A
Trading Symbol	TEMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Smaller Companies Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$142	1.31%
[1]
Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class A shares of Templeton Global Smaller Companies Fund returned 17.05%. The Fund compares its performance to the MSCI All Country World Small Cap Index-NR, which returned 16.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Asics, Japan’s largest sporting goods manufacturer, was the strongest relative contributor as its focus on improving profit margins through better price management (fewer discounts) and reducing the production of entry-level products (better product mix) drove its share-price performance.

↑
Taiwan-based Chicony Electronics, a leading global notebook/desktop personal computer component maker, benefited from the growing work-from-home movement following the pandemic (not held at period-end).

↑
Canadian Western Bank (CWB), a commercial lender, contributed to relative performance as toward period-end the company agreed to be acquired by National Bank of Canada in an all-stock deal. The acquisition is expected to be completed by the end of 2025.

Top detractors from performance:
↓
US-based Hillenbrand, a global provider of processing equipment and systems for applications such as durable plastics, food and recycling, was the top relative detractor as its shares were impacted by a revenue miss and broker downgrade during the period.

↓	US-based MGP Ingredients, a distilled spirits and food ingredients producer, also detracted from relative performance as its shares declined following a disappointing sales outlook from management.
↓
Barco, a Belgium-based company that manufactures movie projectors and other digital products, was another top detractor, with its shares down due to its reduced revenue outlook amid a much slower-than-expected economic recovery in China.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class A	17.05	7.59	4.69
Class A (with sales charge)	10.58	6.39	4.09
MSCI All Country World Index-NR	23.44	12.14	8.77
MSCI All Country World Small Cap Index-NR	16.15	9.38	6.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 932,945,020
Holdings Count | $ / shares	103	[2]
Advisory Fees Paid, Amount	$ 7,772,936
Investment Company Portfolio Turnover	11.95%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$932,945,020
Total Number of Portfolio Holdings*	103
Total Management Fee Paid	$7,772,936
Portfolio Turnover Rate	11.95%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Global Smaller Companies Fund
Class Name	Class C
Trading Symbol	TESGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Smaller Companies Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$223	2.06%
[3]
Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class C shares of Templeton Global Smaller Companies Fund returned 16.15%. The Fund compares its performance to the MSCI All Country World Small Cap Index-NR, which returned 16.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Asics, Japan’s largest sporting goods manufacturer, was the strongest relative contributor as its focus on improving profit margins through better price management (fewer discounts) and reducing the production of entry-level products (better product mix) drove its share-price performance.

↑
Taiwan-based Chicony Electronics, a leading global notebook/desktop personal computer component maker, benefited from the growing work-from-home movement following the pandemic (not held at period-end).

↑
Canadian Western Bank (CWB), a commercial lender, contributed to relative performance as toward period-end the company agreed to be acquired by National Bank of Canada in an all-stock deal. The acquisition is expected to be completed by the end of 2025.

Top detractors from performance:
↓
US-based Hillenbrand, a global provider of processing equipment and systems for applications such as durable plastics, food and recycling, was the top relative detractor as its shares were impacted by a revenue miss and broker downgrade during the period.

↓	US-based MGP Ingredients, a distilled spirits and food ingredients producer, also detracted from relative performance as its shares declined following a disappointing sales outlook from management.
↓
Barco, a Belgium-based company that manufactures movie projectors and other digital products, was another top detractor, with its shares down due to its reduced revenue outlook amid a much slower-than-expected economic recovery in China.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class C	16.15	6.77	3.89
Class C (with sales charge)	15.15	6.77	3.89
MSCI All Country World Index-NR	23.44	12.14	8.77
MSCI All Country World Small Cap Index-NR	16.15	9.38	6.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 932,945,020
Holdings Count | $ / shares	103	[4]
Advisory Fees Paid, Amount	$ 7,772,936
Investment Company Portfolio Turnover	11.95%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$932,945,020
Total Number of Portfolio Holdings*	103
Total Management Fee Paid	$7,772,936
Portfolio Turnover Rate	11.95%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Global Smaller Companies Fund
Class Name	Class R6
Trading Symbol	FBOGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Smaller Companies Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$104	0.96%
[5]
Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R6 shares of Templeton Global Smaller Companies Fund returned 17.47%. The Fund compares its performance to the MSCI All Country World Small Cap Index-NR, which returned 16.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Asics, Japan’s largest sporting goods manufacturer, was the strongest relative contributor as its focus on improving profit margins through better price management (fewer discounts) and reducing the production of entry-level products (better product mix) drove its share-price performance.

↑
Taiwan-based Chicony Electronics, a leading global notebook/desktop personal computer component maker, benefited from the growing work-from-home movement following the pandemic (not held at period-end).

↑
Canadian Western Bank (CWB), a commercial lender, contributed to relative performance as toward period-end the company agreed to be acquired by National Bank of Canada in an all-stock deal. The acquisition is expected to be completed by the end of 2025.

Top detractors from performance:
↓
US-based Hillenbrand, a global provider of processing equipment and systems for applications such as durable plastics, food and recycling, was the top relative detractor as its shares were impacted by a revenue miss and broker downgrade during the period.

↓	US-based MGP Ingredients, a distilled spirits and food ingredients producer, also detracted from relative performance as its shares declined following a disappointing sales outlook from management.
↓
Barco, a Belgium-based company that manufactures movie projectors and other digital products, was another top detractor, with its shares down due to its reduced revenue outlook amid a much slower-than-expected economic recovery in China.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class R6	17.47	7.99	5.09
MSCI All Country World Index-NR	23.44	12.14	8.77
MSCI All Country World Small Cap Index-NR	16.15	9.38	6.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 932,945,020
Holdings Count | $ / shares	103	[6]
Advisory Fees Paid, Amount	$ 7,772,936
Investment Company Portfolio Turnover	11.95%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$932,945,020
Total Number of Portfolio Holdings*	103
Total Management Fee Paid	$7,772,936
Portfolio Turnover Rate	11.95%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Global Smaller Companies Fund
Class Name	Advisor Class
Trading Symbol	TGSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Smaller Companies Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$115	1.06%
[7]
Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Advisor Class shares of Templeton Global Smaller Companies Fund returned 17.43%. The Fund compares its performance to the MSCI All Country World Small Cap Index-NR, which returned 16.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Asics, Japan’s largest sporting goods manufacturer, was the strongest relative contributor as its focus on improving profit margins through better price management (fewer discounts) and reducing the production of entry-level products (better product mix) drove its share-price performance.

↑
Taiwan-based Chicony Electronics, a leading global notebook/desktop personal computer component maker, benefited from the growing work-from-home movement following the pandemic (not held at period-end).

↑
Canadian Western Bank (CWB), a commercial lender, contributed to relative performance as toward period-end the company agreed to be acquired by National Bank of Canada in an all-stock deal. The acquisition is expected to be completed by the end of 2025.

Top detractors from performance:
↓
US-based Hillenbrand, a global provider of processing equipment and systems for applications such as durable plastics, food and recycling, was the top relative detractor as its shares were impacted by a revenue miss and broker downgrade during the period.

↓	US-based MGP Ingredients, a distilled spirits and food ingredients producer, also detracted from relative performance as its shares declined following a disappointing sales outlook from management.
↓
Barco, a Belgium-based company that manufactures movie projectors and other digital products, was another top detractor, with its shares down due to its reduced revenue outlook amid a much slower-than-expected economic recovery in China.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	17.43	7.86	4.95
MSCI All Country World Index-NR	23.44	12.14	8.77
MSCI All Country World Small Cap Index-NR	16.15	9.38	6.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 932,945,020
Holdings Count | $ / shares	103	[8]
Advisory Fees Paid, Amount	$ 7,772,936
Investment Company Portfolio Turnover	11.95%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$932,945,020
Total Number of Portfolio Holdings*	103
Total Management Fee Paid	$7,772,936
Portfolio Turnover Rate	11.95%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.